Related party transactions - Key management renumeration (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 32,663,000	$ 5,488,000	$ 10,989,000
Share-based compensation	13,777,000	17,476,000	22,217,000
Total	46,440,000	$ 22,964,000	$ 33,206,000
Material post retirement benefits for executive offices and directors	$ 0
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months
Minimum
Disclosure of transactions between related parties [line items]
Upon change in control fixed bonus percentage of executives salary	150.00%
Maximum
Disclosure of transactions between related parties [line items]
Upon change in control fixed bonus percentage of executives salary	250.00%